Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended	150 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			22.34%	11.19%	11.72%	10.70%
Performance Inception Date		Jun. 28, 2013
A | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]
C | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]
Investor Class | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent			25.24%	10.37%	14.50%	13.76%
Performance Inception Date		Jun. 28, 2013
Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			23.89%	9.40%	13.44%	12.91%
Performance Inception Date		Jun. 28, 2013
Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			15.77%	8.13%	11.90%	11.54%
Performance Inception Date		Jun. 28, 2013
Institutional Class | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent			25.61%	10.66%	14.78%	14.03%
Performance Inception Date		Jun. 28, 2013

[1]	Because Class A and Class C shares have an inception date of February 26, 2026, performance information is not available for any of the periods inicated.